Investment Securities - Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Realized gains	$ 2,949	$ 1,834	$ 863
Realized losses	(948)	(259)	(92)
Net realized gains (losses)	$ 2,001	$ 1,575	$ 771